INCOME TAXES - Expected tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Relationship between expected tax expense and provincial income tax rate
Loss before income taxes	$ (29,219,098)	$ (35,102,222)	$ (107,876,382)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	$ (7,889,156)	$ (9,477,600)	$ (29,126,623)
Share-based remuneration	1,324,569	861,248	1,073,142
Unrealized gain on derivatives	(2,320,685)
Effect of historical adjustments			(16,036)
Other permanent differences	(250,111)	190,096	20,930,238
Unrecognized deferred tax benefits	8,061,195	8,464,437	7,183,316
Difference in tax rates between foreign jurisdictions and Canada	550,131	(9,389)	63,056
Income tax (recovery)/ expense	(524,057)	28,793	107,093
Components of income tax expense
Current tax	$ (524,057)	$ 28,793	$ 107,093